Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Newday Ocean Health ETF
Shareholder Report [Line Items]
Fund Name	Newday Ocean Health ETF
Class Name	Newday Ocean Health ETF
Trading Symbol	AHOY
Annual or Semi-Annual Statement [Text Block]	annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the Newday Ocean Health ETF (the "Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.newdayimpactetfs.com. You can also request this information by contacting us at (833) 486-7347 or by sending an email request to info@newdayimpactetfs.com.
Additional Information Phone Number	(833) 486-7347
Additional Information Website	www.newdayimpactetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a$10,000 investment
Newday Ocean Health ETF	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Year Ended May 31, 2024:	1 Year	Since Inception (6/6/2022)	Ending Value (5/31/2024)
Newday Ocean Health ETF - NAV	28.01%	10.84%	$12,264
Newday Ocean Health ETF - Market	28.18%	10.97%	$12,293
MSCI ACWI Net Total Return Index	23.56%	11.77%	$12,470
S&P 500® Total Return Index	28.19%	15.12%	$13,223

Material Change Description [Text Block]

During the reporting period the Fund made material changes to its principal investment strategies. The Fund revised its principal investment strategies to (i) modify the criteria for inclusion in the Fund’s investment universe, (ii) revise the criteria for excluding companies from the Fund’s investment universe, (iii) reduce the target number of holdings in the Fund's portfolio, and (iv) revise the portfolio selection process to include a description of the qualitative analysis undertaken with respect to potential investments.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Net Assets	$ 3,036
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 18,994
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$3,036
Number of Holdings	26
Total Advisory Fee Paid	$18,994
Annual Portfolio Turnover	93%

Holdings [Text Block]	Sector Breakdown (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Tetra Tech, Inc.	5.1
DSM-Firmenich AG	5.0
Xylem, Inc.	5.0
Cargotec Oyj - Class B	5.0
Walmart, Inc.	4.8
Ecolab, Inc.	4.7
Organo Corp.	4.4
Costco Wholesale Corp.	4.4
Veolia Environnement SA - ADR	4.3
McKesson Corp.	4.2